TAX, CIVIL AND LABOR CLAIMS AND CONTINGENT ASSETS - Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other provisions disclosures
Provision for tax, civil and labor liabilities	R$ 1,172,511	R$ 809,299
Legal proceedings provision
Other provisions disclosures
Provision for tax, civil and labor liabilities	1,172,511	809,299	R$ 770,305	R$ 827,883
Tax Provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	706,104	396,821
Labor provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	428,821	357,130
Civil provisions
Other provisions disclosures
Provision for tax, civil and labor liabilities	R$ 37,586	R$ 55,348